Notes to Consolidated Statements of Cash Flows - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Cash Flow Statement [Abstract]
Additions to right-of-use assets	€ 36,854	€ 18,268	€ 37,557
Lease liabilities additions	35,094	15,606	€ 36,527
Non Cash Transactions	€ 50,000,000	€ 0